DWS Tax-Exempt Portfolio Annual Fund Operating Expenses - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Portfolio	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	 July 31, 2026
DWS Tax-Exempt Cash Premier Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.22%)
Net Expenses (as a percentage of Assets)	0.20%